Digital Assets Purchase Option - Schedule of Valuation Assumption (Details) - RAIN Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Valuation Assumption [Line Items]
Risk-free interest rate	4.10%	3.50%
Expected volatility	131.00%	184.00%
RAIN market price (per token) (in Dollars per share)	$ 0.015762	$ 0.008006
Remaining contractual term (years)	1 year 6 months	11 months 1 day
Exercise price	$ 0.0033	$ 0.0033